GENERAL INFORMATION AND BASIS OF PREPARATION - Exchange Rates (Details)	3 Months Ended		6 Months Ended
	Jun. 29, 2018	Jun. 30, 2017	Jun. 29, 2018	Jun. 30, 2017	Dec. 31, 2017
UK Sterling
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	1.14	1.16	1.14	1.16
Closing foreign exchange rate	1.13	1.14	1.13	1.14	1.13
US Dollar
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	0.84	0.91	0.83	0.92
Closing foreign exchange rate	0.86	0.88	0.86	0.88	0.83
Norwegian Krone
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	0.10	0.11	0.10	0.11
Closing foreign exchange rate	0.11	0.10	0.11	0.10	0.10
Swedish Krone
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	0.10	0.10	0.10	0.10
Closing foreign exchange rate	0.10	0.10	0.10	0.10	0.10
Icelandic Krone
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	0.01	0.01	0.01	0.01
Closing foreign exchange rate	0.01	0.01	0.01	0.01	0.01